Provisions for Legal Proceedings (Details) - Schedule of Breakdown Liabilities - Breakdown Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown Liabilities [Line Items]
Current liabilities	$ 197,440	$ 174,240
Non-current liabilities	315,953	253,250
Liabilities	$ 513,393	$ 427,490